Schedules of customer concentration risk (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Product Information [Line Items]
Accounts receivables	$ 1,237,290	$ 1,081,866
Customer A [Member]
Product Information [Line Items]
Accounts receivables	20,589
Customer B [Member]
Product Information [Line Items]
Accounts receivables	$ 1,120,569
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer A [Member]
Product Information [Line Items]
Concentration risk percentage	24.73%	27.73%	30.87%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer B [Member]
Product Information [Line Items]
Concentration risk percentage	25.17%	20.13%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer F [Member]
Product Information [Line Items]
Concentration risk percentage		11.36%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer D [Member]
Product Information [Line Items]
Concentration risk percentage			23.78%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer E [Member]
Product Information [Line Items]
Concentration risk percentage			15.27%